Shareholder Fees {- Fidelity® Arizona Municipal Money Market Fund}	Oct. 30, 2020 USD ($)
08.31 Fidelity Arizona Municipal Funds Combo PRO-11 | Fidelity® Arizona Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none